575 Madison Avenue
New York, NY 10022-2585
212.940.8800 tel
212.940.8776 fax

PETER J. SHEA
peter.shea@kattenlaw.com
January 10, 2011	212.940.6447 direct
704.344.3195 fax

VIA EDGAR

Securities and Exchange Commission
Washington, D.C. 20549

Pre-Effective Amendment No. 2 to Registration on Form S-1
ETFS Asian Gold Trust
Registration No.: 333-168277

Dear Ladies and Gentlemen:

     On behalf of ETF Securities USA LLC (the “Sponsor”), our client and the sponsor of the ETFS Asian Gold Trust (the “Trust”), we are filing with this correspondence pre-effective Amendment No. 2 (the “Amendment”) to the Trust’s registration statement on Form S-1 (the “Registration Statement”) concerning the registration of the ETFS Physical Asian Gold Shares under the Securities Act of 1933 (the “Securities Act”). Copies of the Amendment that have been marked to show changes as against pre-effective Amendment No. 1 to the Registration Statement (filed on September 15, 2010) are being sent to the staff of the Securities and Exchange Commission in a separate correspondence submission. Capitalized terms used but not defined herein are used with the meanings given to them in the Amendment.

     With respect to the staff’s comment letter to the Sponsor dated October 1, 2010 by Mr. H. Roger Schwall, we offer the following responses (the headings below corresponding to the headings in such comment letter with the numbered responses corresponding to the comment numbers of the comment letter). We have also made changes to the Registration Statement where appropriate in order to conform the Trust’s prospectus to changes made or being made in response to comments received from the staff regarding registration statements of other registrants sponsored by the Sponsor.

Trust Expenses, page 21

1. The requested disclosure has been included.

Exhibit 8.1

2. The tax opinion filed as Exhibit 8.1 now addresses the material tax effects related to the ownership and disposition of the shares.

Exhibit 10.3

3. Schedule A to the exhibit has been included.

Securities and Exchange Commission
January 10, 2011

     We have made such changes as have been requested in order to complete and include all information not previously included in the filing. All required exhibits have been included.

     The filing now includes the required financial statements and corresponding accountant’s report, in compliance with Item 11(c) of Form S-1. All disclosures required by Item 11 of Form S-1 have been included. All required consents of experts and counsel are included in the filing.

     All Trust, Sponsor and Trust service provider personnel participating in the preparation of the Registration Statement are cognizant of their disclosure responsibilities to investors.

     In the event that the Sponsor requests acceleration of the effective date of the Registration Statement on behalf of the Trust, it will furnish a letter containing the requested acknowledgements.

     Please do not hesitate to contact me at (212) 940-6447 or Gregory Xethalis at (212) 940-8587 if you have any questions or comments with respect to the foregoing or the Amendment.

Very truly yours,

    /s/ Peter J. Shea
Peter J. Shea

cc (w/enclosures):	Mr. H. Roger Schwall Ms. Laura Nicholson Mr. Graham Tuckwell Mr. Tom Quigley Mr. Gregory Xethalis